Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 11.0	$ 10.7	$ 12.4	$ 33.3	$ 36.3